Borrowings (Details 6) - Supplier Finance arrangements [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Payable to MSME-TReDS [Member]
Disclosure Of Borrowings [Line Items]
Balance at the beginning of the Year	₨ 832	₨ 385
Additions during the year	3,118	1,742
Payments made during the year	(2,384)	(1,295)
Balance at the end of the year	1,566	832
Vendor bill discounting [Member]
Disclosure Of Borrowings [Line Items]
Balance at the beginning of the Year	3,274	2,134
Additions during the year	10,787	11,518
Payments made during the year	(11,616)	(10,378)
Balance at the end of the year	₨ 2,445	₨ 3,274